SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employees and Directors [Member]
Number of options
Options outstanding at beginning of year	8,648,583
Options granted	1,593,400
Options exercised	(765,420)
Options forfeited	(1,274,125)
Options expired
Options outstanding at end of year	8,202,438	8,648,583
Exercisable at end of year	4,791,683
Weighted average exercise price
Options outstanding at beginning of year	$ 4.72
Options granted	3.23
Options exercised	0.89
Options forfeited	5.32
Options outstanding at end of year	4.69	$ 4.72
Exercisable at end of year	$ 5.38
Weighted average remaining contractual life
Options outstanding	5 years 11 months 19 days	6 years 11 days
Exercisable at end of year	3 years 11 months 15 days
Aggregate intrinsic value
Options outstanding at beginning of year	$ 1,364
Options outstanding at end of year		$ 1,364
Exercisable at end of year
Non-employees [Member]
Number of options
Options outstanding at beginning of year	793,000
Options granted	75,000
Options exercised
Options forfeited	(100,000)
Options expired
Options outstanding at end of year	768,000	793,000
Exercisable at end of year	450,500
Weighted average exercise price
Options outstanding at beginning of year	$ 5.80
Options granted	3.09
Options forfeited	5.52
Options outstanding at end of year	5.57	$ 5.80
Exercisable at end of year	$ 6.25
Weighted average remaining contractual life
Options outstanding	3 years 7 months 24 days	4 years 4 months 20 days
Exercisable at end of year	3 years 3 months 19 days